WARRANT LIBILITY (Schedule of Reconciliation of the Beginning and Ending Balances of Warrants Liability Measured at Fair Value on a Recurring Basis Using Level 2 Inputs) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	$ 9,345,000
Fair value change of the issued warrants included in earnings	(7,455,000)	(3,202,500)
Ending balance	1,890,000	9,345,000
Fair Value, Inputs, Level 2 [Member] | Fair Value, Measurements, Recurring [Member]
Reconciliation of the beginning and ending balances of warrants liability measured at fair value on a recurring basis using Level 2 inputs [Roll Forward]
Beginning balance	9,345,000
Warrants issued
Fair value change of the issued warrants included in earnings	(7,455,000)
Ending balance	$ 1,890,000